UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ---------

                                    FORM N-Q

                                   ---------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22937

                                 O'CONNOR EQUUS
               (Exact name of registrant as specified in charter)

                                   ---------

                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
          (Address of Principal Executive Offices, including Zip Code)

                                 NICHOLAS VAGRA
                                UBS O'CONNOR LLC
                       ONE NORTH WACKER DRIVE, 32ND FLOOR
                            CHICAGO, ILLINOIS 60606
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                               SEAN GRABER, ESQ.
                          MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-793-8637

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2015

                    DATE OF REPORTING PERIOD: JUNE 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS


[GRAPHIC OMITTED]

June 30, 2015 (UNAUDITED)                                         O'CONNOR EQUUS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
COMMON STOCK -- 93.7%**
--------------------------------------------------------------------------------
                                                   SHARES            VALUE
                                                  --------        ----------
CONSUMER DISCRETIONARY -- 3.9%
  Apollo Education Group, Cl A *(a) ..........      3,296         $   42,452
  Best Buy (a) ...............................      3,245            105,819
  Mohawk Industries * ........................        752            143,557
                                                                  ----------
                                                                     291,828
                                                                  ----------
CONSUMER STAPLES -- 12.3%
  Herbalife *(a) .............................      8,277            455,980
  Post Holdings *(a) .........................      4,950            266,954
  Tyson Foods (a) ............................      4,845            206,542
                                                                  ----------
                                                                     929,476
                                                                  ----------
FINANCIALS -- 11.5%
  Charles Schwab (a) .........................     18,139            592,238
  Citizens Financial Group (a) ...............      5,254            143,487
  Progressive ................................      3,300             91,839
  US Bancorp .................................        825             35,805
                                                                  ----------
                                                                     863,369
                                                                  ----------
HEALTH CARE -- 2.9%
  HealthEquity *(a) ..........................      1,992             63,844
  Rockwell Medical *(a) ......................      9,570            154,268
                                                                  ----------
                                                                     218,112
                                                                  ----------
INDUSTRIALS -- 21.7%
  American Airlines Group (a) ................      7,396            295,359
  Delta Air Lines ............................        660             27,113
  MRC Global *(a) ............................      7,208            111,291
  Nielsen (a) ................................     21,406            958,347
  Towers Watson (a) ..........................      1,945            244,681
                                                                  ----------
                                                                   1,636,791
                                                                  ----------
INFORMATION TECHNOLOGY -- 38.1%
  Alliance Data Systems *(a) .................      1,712            499,801
  CDK Global (a) .............................      1,485             80,160
  Cimpress NV *(a) ...........................      4,671            393,111
  Citrix Systems *(a) ........................      2,614            183,398
  eBay *(a) ..................................      9,595            578,003
  Harris .....................................        564             43,377

[GRAPHIC OMITTED]

June 30, 2015 (UNAUDITED)                                         O'CONNOR EQUUS
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                   SHARES            VALUE
                                                  --------        ----------
INFORMATION TECHNOLOGY -- CONTINUED
  HomeAway *(a) ..............................      6,512       $    202,654
  Micron Technology *(a) .....................      6,639            125,079
  Microsoft (a) ..............................      4,870            215,011
  Stratasys *(a) .............................      3,168            110,658
  Ubiquiti Networks (a) ......................      5,624            179,490
  Xoom *(a) ..................................      6,227            131,110
  Zillow Group *(a) ..........................      1,485            128,809
                                                                  ----------
                                                                   2,870,661
                                                                  ----------
MATERIALS -- 3.3%
  Ashland (a) ................................      1,226            149,449
  Barrick Gold (a) ...........................      8,928             95,173
                                                                  ----------
                                                                     244,622
                                                                  ----------
  TOTAL COMMON STOCK
    (Cost $6,605,778) ........................                     7,054,859
                                                                  ----------
  TOTAL INVESTMENTS-- 93.7%
    (Cost $6,605,778)+                                            $7,054,859
...............................................                    ==========

SECURITIES SOLD SHORT
--------------------------------------------------------------------------------

COMMON STOCK -- (26.3)%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- (3.6)%
  Discovery Communications * .................     (3,817)        $ (126,954)
  Starz * ....................................       (999)           (44,675)
  Time Warner ................................     (1,162)          (101,570)
                                                                  ----------
                                                                    (273,199)
                                                                  ----------
CONSUMER STAPLES -- (1.7)%
  Avon Products ..............................     (3,320)           (20,783)
  Keurig Green Mountain ......................     (1,386)          (106,209)
                                                                  ----------
                                                                    (126,992)
                                                                  ----------
FINANCIALS -- (6.5)%
  Moody's ....................................     (1,907)          (205,880)
  T Rowe Price Group .........................     (3,646)          (283,403)
                                                                  ----------
                                                                    (489,283)
                                                                  ----------
HEALTH CARE -- (3.1)%
  UnitedHealth Group .........................       (971)          (118,462)

[GRAPHIC OMITTED]

June 30, 2015 (UNAUDITED)                                         O'CONNOR EQUUS
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                   SHARES            VALUE
                                                  --------        ----------
HEALTH CARE -- CONTINUED
  Varian Medical Systems * ...................     (1,328)        $ (111,990)
                                                                  ----------
                                                                    (230,452)
                                                                  ----------
INDUSTRIALS -- (1.4)%
  Avis Budget Group * ........................     (1,641)           (72,336)
  NOW * ......................................       (664)           (13,220)
  Spirit Airlines * ..........................       (332)           (20,617)
                                                                 -----------
                                                                    (106,173)
                                                                 -----------
INFORMATION TECHNOLOGY -- (7.2)%
  Accenture ..................................     (1,128)          (109,168)
  Apple ......................................       (858)          (107,615)
  BlackBerry * ...............................     (7,568)           (61,906)
  Cree * .....................................     (4,559)          (118,671)
  Fitbit * ...................................       (990)           (37,848)
  Taiwan Semiconductor Manufacturing ADR .....     (4,647)          (105,533)
                                                                 -----------
                                                                    (540,741)
                                                                 -----------
MATERIALS -- (1.0)%
  Louisiana-Pacific * ........................     (4,646)           (79,121)
                                                                 -----------
TELECOMMUNICATION SERVICES -- (1.8)%
  AT&T .......................................     (2,258)           (80,204)
  Verizon Communications .....................     (1,204)           (56,119)
                                                                 -----------
                                                                    (136,323)
                                                                 -----------
  TOTAL COMMON STOCK
    (Proceeds $2,064,953)                                         (1,982,284)
                                                                 -----------
REGISTERED INVESTMENT COMPANIES -- (43.9)%
----------------------------------------------------------------------------
EXCHANGE TRADED FUND -- (43.9)%
  iShares Russell 2000 ETF ...................     (9,284)        (1,159,200)
  SPDR S&P 500 ETF Trust .....................    (10,414)        (2,143,722)
                                                                 -----------
  TOTAL REGISTERED INVESTMENT COMPANIES
    (Proceeds $3,278,013) ....................                    (3,302,922)
                                                                 -----------
  TOTAL SECURITIES SOLD SHORT-- (70.2)%
    (Proceeds $5,342,966) ++ .................                   $(5,285,206)
                                                                 ===========

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June 30, 2015 (UNAUDITED)                                         O'CONNOR EQUUS
--------------------------------------------------------------------------------

The open futures contracts held by the Fund at June 30, 2015, are as follows:

                           NUMBER OF          EXPIRATION      NOTIONAL       UNREALIZED
TYPE OF CONTRACT        CONTRACTS SHORT          DATE          AMOUNT       APPRECIATION
-----------------------------------------------------------------------------------------
Russell 2000 MINI              (4)             Sep-2015      $ (500,160)     $  4,880
S&P 500 E-MINI                 (14)            Sep-2015      (1,438,150)       32,550
                                                                             ---------
                                                                             $ 37,430
                                                                             =========

Percentages are based on Net Assets of $7,527,967.

*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) All or a portion of the shares have been committed as collateral for open short positions.

ADR -- American Depositary Receipt
Cl -- Class
ETF -- Exchange Traded Fund
S&P -- Standard & Poor's
SPDR -- Standard & Poor's Depositary Receipt

The following is a summary of the level of inputs used as of June 30, 2015 in valuing the Fund's investments, securities sold short and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

INVESTMENTS IN SECURITIES              LEVEL 1      LEVEL 2      LEVEL 3        TOTAL
----------------------------------------------------------------------------------------
 Common Stock                        $ 7,054,859    $    --      $    --     $ 7,054,859
                                     -----------    -------      -------     -----------
Total Investments in Securities      $ 7,054,859    $    --      $    --     $ 7,054,859
                                     ===========    =======      =======     ===========

SECURITIES SOLD SHORT                  LEVEL 1      LEVEL 2      LEVEL 3        TOTAL
----------------------------------------------------------------------------------------
 Common Stock                        $(1,982,284)   $    --      $    --     $(1,982,284)
 Registered Investment Companies      (3,302,922)        --           --      (3,302,922)
                                     -----------    -------      -------     -----------
Total Securities Sold Short          $(5,285,206)   $    --      $    --     $(5,285,206)
                                     ===========    =======      =======     ===========

OTHER FINANCIAL INSTRUMENTS^           LEVEL 1      LEVEL 2      LEVEL 3        TOTAL
----------------------------------------------------------------------------------------
     Futures Contracts
          Unrealized Appreciation    $    37,430    $    --      $    --     $    37,430
                                     -----------    -------      -------     -----------
Total Other Financial Instruments    $    37,430    $    --      $    --     $    37,430
                                     ===========    =======      =======     ===========

^ Other financial instruments are futures contracts not reflected in the value of total investments in the Schedule of Investments. Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. For the period ended June 30, 2015, there were no Level 3 investments.

[GRAPHIC OMITTED]

June 30, 2015 (UNAUDITED)                                         O'CONNOR EQUUS
--------------------------------------------------------------------------------

+ At June 30, 2015, the tax basis cost of the Fund's investments was $6,605,778, and the unrealized appreciation and depreciation were $635,596 and $(186,515) respectively.

++ At June 30, 2015, the tax basis proceeds of the Fund's securities sold short was $5,342,966, and the unrealized appreciation and depreciation were $178,438 and $(120,678) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.




























OCO-QH-001-0200

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.






--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                O'Connor EQUUS

                                            /s/ Nicholas Vagra
By (Signature and Title)*                   ------------------------------------
                                            Nicholas Vagra, President
                                            (Principal Executive Officer)
Date: August 26, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Nicholas Vagra
                                           -------------------------------------
                                           Nicholas Vagra, President
                                           (Principal Executive Officer)

Date: August 26, 2015

By (Signature and Title)*                  /s/ Robert Kerns
                                           -------------------------------------
                                           Robert Kerns, Chief Financial Officer
                                           (Principal Financial Officer)

Date: August 26, 2015

* Print the name and title of each signing officer under his or her signature